Deferred Initial Public Offering Expense	6 Months Ended
Jun. 30, 2023
Deferred Initial Public Offering Expense [Abstract]
DEFERRED INITIAL PUBLIC OFFERING EXPENSE
8	DEFERRED INITIAL PUBLIC OFFERING EXPENSE

Initial public offering expense directly attributable to offering of securities are deferred and would be charged against the gross proceeds of the offering, as a reduction in share capital. As of June 30, 2023, the Company capitalised deferred of RM 6,564,162 and such cost have been offset against the offering proceeds at the closing of the initial public offering in April 2023.